Other non-current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other non-current liabilities
Payable to equity method investee	¥ 450	$ 64	¥ 450
Others			117
Total other non-current liabilities	¥ 450	$ 64	¥ 567